Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Summary of useful life for property, plant and equipment
Depreciation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:

Computers and equipment	3 - 5 years
Fixtures and fittings	5 years
Leasehold improvement fittings	Over the lease term

Summary of useful life for intangible assets

Client relationship	1 - 10 years
Supplier relationships	5 years
Non-compete agreement	3 years
Computer software	3 - 5 years
Licences	Shorter of licence period and up to 3 years
Software - own work capitalised	3 - 5 years